Operating segment and geographic data - Schedule of operational EBITA reconciliations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Operational EBITA:	$ 5,427	$ 4,510	$ 4,122
Acquisition-related amortization	(220)	(229)	(250)
Restructuring, related and implementation costs	(219)	(347)	(160)
Changes in obligations related to divested businesses	3	88	(9)
Gains and losses from sale of business	101	(7)	2,193
Acquisition- and divestment-related expenses and integration costs	(74)	(195)	(132)
Foreign exchange/commodity timing differences in income from operations: Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	19	32	(54)
Foreign exchange/commodity timing differences in income from operations: Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	12	(48)	(2)
Foreign exchange/commodity timing differences in income from operations: Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(13)	(15)	20
Other income/expenses relating to the Power Grids joint venture	36	(57)	(34)
Regulatory, compliance and legal costs	0	(317)	0
Business transformation costs	(205)	(152)	(92)
Changes in pre-acquisition estimates	(4)	(10)	6
Gains and losses from sale of investments in equity-accounted companies	0	43	0
Certain other fair value changes including asset impairments	(10)	45	119
Other non-operational items	18	(4)	(9)
Income from operations	4,871	3,337	5,718
Interest and dividend income	165	72	51
Interest and other finance expense	(275)	(130)	(148)
Non-operational pension (cost) credit	17	115	166
Income from continuing operations before taxes	4,778	3,394	5,787
ABB Way [Member]
Segment Reporting Information [Line Items]
Business transformation costs	(188)	(131)	(80)
Operating | E-Mobility
Segment Reporting Information [Line Items]
Operational EBITA:	(167)	(15)	1
Operating | Corporate costs, intersegment elimination and other
Segment Reporting Information [Line Items]
Operational EBITA:	(263)	(169)	(338)
Operating | Electrification
Segment Reporting Information [Line Items]
Operational EBITA:	2,937	2,343	2,120
Operating | Motion
Segment Reporting Information [Line Items]
Operational EBITA:	1,475	1,163	1,183
Operating | Process Automation
Segment Reporting Information [Line Items]
Operational EBITA:	909	848	801
Operating | Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Operational EBITA:	$ 536	$ 340	$ 355